Lease Liabilities - Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 12.7
2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	4.1
2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2.9
2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.4
2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5.1
Transportation [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	4.4
Transportation [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2.6
Transportation [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.8
Transportation [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Transportation [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2.7
Vehicles [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.4
Vehicles [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1.0
Vehicles [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.3
Vehicles [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5.6
Surface [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | 2025 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0.1
Surface [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 5.1